Dear Variable Annuity Owner:

Investors in U.S. stocks earned double digit returns for the first six months of 1998 as the market continued its run of exceptional returns. The U.S. bond market also continued to be strong. The turbulence in Asian markets in 1997 has spilled over into 1998 and affected returns in the emerging international markets. More established international markets, like those in Europe, saw strong returns in the first half of 1998. Results in the subaccounts of MEMBERS(R) Variable Annuity reflect these market forces:

                                                        Percent increase
                                                       in Unit Value from
 Subaccount                                         12/31/97 through 6/30/98
------------------------------------------------------------------------------
 Capital Appreciation Stock                                  12.97%
 Growth and Income Stock                                     11.50%
 Balanced                                                     6.86%
 Bond                                                         2.62%
 Money Market                                                 1.86%
 International Stock                                         12.93%
------------------------------------------------------------------------------
 World Governments                                            1.51%
------------------------------------------------------------------------------
 Emerging Growth                                             20.71%
 High Income                                                  4.00%
 Developing Markets                                           0.00%
------------------------------------------------------------------------------

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

Statement of Assets and Liabilities ............................     page 2
Statement of Operations ........................................     page 4
Statement of Changes in Net Assets..............................     page 5
Notes to the Financial Statements ..............................     page 8

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks for (1) the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) World Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

We appreciate the opportunity you have given us to serve your long term asset accumulation needs through MEMBERS(R) Variable Annuity. We would like to take this opportunity to remind you that we have seen an unprecedented string of impressive returns in the major U.S. market indices over the past three and a half years. We encourage you to keep this in mind as you set your long-term return expectations. Once again, we believe that successful investing requires time in the markets, not timing the markets.

Sincerely,

/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (Unaudited)

                                          Capital
                                       Appreciation         Growth and                                                    Money
                                           Stock           Income Stock          Balanced              Bond              Market
Assets:                                 Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                        ----------          ----------          ----------          ----------         ----------
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   8,356,798 shares at net asset
   value of $21.42 per share
   (cost $126,985,020)                  $179,006,310     $         --           $         --      $         --        $         --

Growth and Income Stock Fund,
   12,322,675 shares at net asset
   value of $30.45 per share
   (cost $278,970,478)                            --      375,203,240                     --                --                  --

Balanced Fund,13,618,124 shares
   at net asset value of $18.17
   per share (cost $216,644,292)                  --               --            247,474,553                --                  --

Bond Fund, 4,016,286 shares
   at net asset value of $10.74
   per share (cost $342,042,601)                  --               --                     --        43,116,610                  --

Money Market Fund, 18,190,237 shares
   at net asset value of $1.00
   per share (cost $18,190,237)                   --               --                     --                --          18,190,237
                                        ------------     ------------           ------------      ------------        ------------
     Total assets                        179,006,310      375,203,240            247,474,553        43,116,610          18,190,237
                                        ------------     ------------           ------------      ------------        ------------
Liabilities:
Accrued adverse mortality and
   expense charges                           529,916        1,124,940                722,179           125,808              56,660
Other accrued expenses                        63,590          134,993                 86,662            15,097               6,799
                                        ------------     ------------           ------------      ------------        ------------
     Total liabilities                       593,506        1,259,933                808,841           140,905              63,459
                                        ------------     ------------           ------------      ------------        ------------
     Net assets                         $178,412,804     $373,943,307           $246,665,712       $42,975,705         $18,126,778
                                        ============     ============           ============      ============        ============
Contract owners' equity:
Contracts in accumulation period
   (note 6)                              178,389,000      373,699,959            246,570,132        42,975,705          18,117,219
Contracts in annuity payment period
   (note 2)                                   23,804          243,348                 95,580                --               9,559
                                        ------------     ------------           ------------      ------------        ------------
     Total contract owners' equity       178,412,804      373,943,307            246,665,712        42,975,705          18,126,778
                                        ============     ============           ============      ============        ============
     Total units outstanding
       (note 5 and note 6)                 7,875,334       16,845,784             15,368,539         3,429,653           1,573,924
                                        ============     ============           ============      ============        ============
     Net asset value per unit                 $22.65           $22.20                 $16.05            $12.53              $11.52
                                        ============     ============           ============      ============        ============

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (Unaudited)

                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   4,667,650 shares at net asset
   value of $14.49 per share
   (cost $57,257,284)                   $67,634,248      $        --           $         --       $        --    $             --

Investments in MFS(R) Variable
Insurance TrustSM:
   World Governments Series,
   1,297,001 shares at net asset
   value of $10.30 per share
   (cost $13,333,186)                            --       13,359,113                     --                --                  --

Investments in MFS(R) Variable
Insurance TrustSM:
   Emerging Growth Series,
   3,430,743 shares at net asset
   value of $19.45 per share
   (cost $50,766,050)                            --               --             66,727,958                --                  --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   2,433,010 shares at net asset
   value of $11.51 per share
   (cost $27,973,237)                            --               --                     --        28,003,941                  --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   732,713 shares at net asset
   value of $4.96 per share
   (cost $5,834,580143)                          --               --                     --                --           3,634,256
                                        -----------      ------------           -----------       -----------         -----------
     Total assets                        67,634,248       13,359,113             66,727,958        28,003,941           3,634,256
                                        -----------      -----------            -----------       -----------         -----------
Liabilities
Accrued adverse mortality and
   expense charges                          204,632           41,877                188,757            75,515              12,123
Other accrued expenses                       24,556            5,025                 22,651             9,062               1,455
                                        -----------      -----------            -----------       -----------         -----------
     Total liabilities                      229,188           46,902                211,408            84,577              13,578
                                        -----------      -----------            -----------       -----------         -----------
     Net assets                         $67,405,060      $13,312,211            $66,516,550       $27,919,364          $3,620,678
                                        ===========      ===========            ===========       ===========         ===========
Contract owners' equity:
Contracts in accumulation period
   (note 6)                              67,390,201       13,312,211             66,493,797        27,904,393           3,620,678
Contracts in annuity payment period
   (note 2)                                  14,859               --                 22,753            14,971                  --
                                        -----------      -----------            -----------       -----------         -----------
     Total contract owners' equity       67,405,060       13,312,211             66,516,550        27,919,364           3,620,678
                                        ===========      ===========            ===========       ===========         ===========
     Total units outstanding
       (note 5 and note 6)                4,732,031        1,161,991              4,546,701         2,441,621             717,708
                                        ===========      ===========            ===========       ===========         ===========
     Net asset value per unit                $14.24           $11.46                 $14.63            $11.43               $5.04
                                        ===========      ===========            ===========       ===========         ===========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                  June 30, 1998
                                   (Unaudited)

                                           Capital
                                        Appreciation         Growth and                                                    Money
                                            Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                        -----------          ----------          ----------          ----------         ----------
  Dividend income                       $  178,889            $985,918         $1,846,338            $620,629            $445,979
  Adverse mortality and expense
  charges  (note 3)                       (979,317)         (2,068,822)        (1,330,397)           (234,329)           (110,157)
  Administrative charges                  (117,518)           (248,258)          (159,648)            (28,119)            (13,219)
                                        -----------          ----------         ----------           ---------           ---------
  Net investment income (loss)            (917,946)         (1,331,162)           356,293             358,181             322,603
                                        -----------          ----------         ----------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                   --               1,516             11,953                  --                  --
   Proceeds from sale of securities        565,735             784,918            417,699             156,456          16,422,670
   Cost of securities sold                (391,976)           (562,389)          (358,796)           (152,174)        (16,422,670)
                                        -----------          ----------         ----------           ---------         ----------
   Net realized gain (loss) on
    security transactions                  173,759              224,045             70,856               4,282                 --
  Net change in unrealized
   appreciation or depreciation
   on investments                       19,123,627           34,767,906         13,058,404             634,239                 --
                                        -----------          ----------         ----------           ---------         ----------
   Net gain (loss) on investments       19,297,386           34,991,951         13,129,260             638,521                 --
                                        -----------          ----------         ----------           ---------         ----------
Net increase (decrease) in net
  assets resulting from operations      $18,379,440         $33,660,789        $13,485,553            $996,702           $322,603
                                        ===========          ==========         ==========           =========          =========


                                      International           World             Emerging              High             Developing
                                          Stock            Governments           Growth              Income              Markets
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount          Subaccount
                                       ----------          ----------          ----------          ----------          ----------
  Dividend income                       $       --       $    166,263           $ 494,173         $895,494            $    80,388
  Adverse mortality and expense
   charges (note 3)                       (386,776)           (84,249)           (345,299)        (126,627)               (22,841)
  Administrative charges                   (46,413)           (10,110)            (41,436)         (15,195)                (2,741)
                                        -----------           --------          ----------        ---------             ----------
  Net investment income (loss)            (433,189)            71,904             107,438          753,672                 54,806
                                        -----------           --------          ----------        ---------             ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                   --                 --                  --              --                      --
   Proceeds from sale of securities        622,242          1,345,994             251,525           3,473                 125,845
   Cost of securities sold                (554,291)        (1,343,482)           (201,154)         (3,448)               (171,366)
                                        -----------         ---------           ----------        --------              ----------
   Net realized gain (loss) on
    security transactions                   67,951              2,512               50,371              25                (45,521)
  Net change in unrealized
   appreciation or depreciation
   on investments                        7,582,434            121,610            9,891,040         (73,067)            (1,052,442)
                                        -----------           --------          ----------        --------              ---------
   Net gain (loss) on investments        7,650,385            124,122            9,941,411         (73,042)            (1,097,963)
                                        -----------           --------          ----------        --------              ---------
Net increase (decrease) in net
  assets resulting from operations      $7,217,196           $196,026           $10,048,849       $680,630            $(1,043,157)
                                        ===========           ========          ===========       ========            ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
       Six Months Ended June 30, 1998 and the Year Ended December 31, 1997
                                   (Unaudited)

                                             CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                         1998                1997                          1998                   1997
                                                    ----                ----                          ----                   ----
  Net investment income (loss)                    $(917,946)         $(811,200)                   $(1,331,162)               $15,195
  Net realized gain (loss) on
   security transactions                            173,759          1,882,280                        224,045              4,861,709
  Net change in unrealized
   appreciation or depreciation
   on investments                                19,123,627         24,598,979                     34,767,906             46,546,353
                                                -----------         ----------                    -----------            -----------
    Change in net assets from operations         18,379,440         25,670,059                     33,660,789             51,423,257
                                                -----------         ----------                    -----------            -----------
Capital unit transactions (note 5):
  Proceeds from sales of units                   75,620,268        107,669,256                    134,967,127            197,965,607
  Cost of units repurchased                     (50,566,957)       (67,800,969)                   (77,168,627)          (98,094,296)
  Actuarial adjustments for mortality
   experience on annuities in payment period            625                 --                         21,080                    --
  Annuity benefit payments                             (465)              (168)                       (11,481)               (7,512)
                                                 -----------         ----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                             25,053,471         39,868,119                     57,808,099            99,863,799
                                                 -----------         ----------                    -----------           -----------
Increase (decrease) in net assets                 43,432,911         65,538,178                     91,468,888           151,287,056
Net assets:
  Beginning of period                            134,979,893         69,441,715                    282,474,419           131,187,363
                                                 -----------         ----------                    -----------           -----------
  End of period                                 $178,412,804       $134,979,893                   $373,943,307          $282,474,419
                                                 ===========        ===========                    ===========           ===========


                                                        BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                            1998             1997                            1998                  1997
                                                       ----             ----                            ----                  ----
  Net investment income (loss)                       $356,293        $3,624,989                       $358,181            $1,087,785
  Net realized gain (loss) on
   security transactions                               70,856         2,410,519                          4,282                19,072
  Net change in unrealized appreciation
   or depreciation on investments                  13,058,404        14,073,060                        634,239               524,467
                                                 ------------       -----------                     ----------            ----------
    Change in net assets from operations           13,485,553        20,108,568                        996,702             1,631,324
                                                 ------------       -----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                     102,685,574       134,826,300                     22,075,255            31,709,344
  Cost of units repurchased                      (54,403,888)      (71,445,220)                   (13,370,380)          (19,493,816)
  Actuarial adjustments for mortality
   experience on annuities in payment period            4,746                --                             --                    --
  Annuity benefit payments                             (3,838)           (1,535)                            --                    --
                                                 ------------       -----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                              48,282,593        63,379,545                      8,704,875            12,215,528
                                                 ------------       -----------                     ----------            ----------
Increase (decrease) in net assets                  61,768,146        83,488,113                      9,701,577            13,846,852
Net assets:
  Beginning of period                             184,897,565       101,409,452                     33,274,128            19,427,276
                                                 ------------       -----------                     ----------            ----------
  End of period                                  $246,665,712      $184,897,565                    $42,975,705           $33,274,128
                                                  ===========       ===========                     ==========            ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
       Six Months Ended June 30, 1998 and the Year Ended December 31, 1997
                                   (Unaudited)

                                                     MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                         1998                  1997                          1998                  1997
                                                    ----                  ----                          ----                  ----
  Net investment income (loss)                      $322,603           $749,001                      $(433,189)             $575,230
  Net realized gain (loss) on
   security transactions                                  --                 --                         67,951                38,683
  Net change in unrealized appreciation
   or depreciation on investments                        --                 --                      7,582,434              (469,465)
                                                  ----------         ----------                     ----------            ----------
    Change in net assets from operations             322,603            749,001                      7,217,196               144,448
                                                  ----------         ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units                    44,639,799         92,196,341                     35,496,206            64,648,440
  Cost of units repurchased                     (44,388,195)       (91,675,721)                   (30,449,731)          (42,924,106)
  Actuarial adjustments for mortality
   experience on annuities in payment period             991                 --                            362                    --
  Annuity benefit payments                              (188)                --                           (247)                   --
                                                  ----------         ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                                252,407            520,620                      5,046,590            21,724,334
                                                  ----------         ----------                     ----------            ----------
  Increase (decrease) in net assets                  575,010          1,269,621                     12,263,786            21,868,782
Net assets:
  Beginning of period                             17,551,768         16,282,147                     55,141,274            33,272,492
                                                  ----------         ----------                     ----------            ----------
  End of period                                  $18,126,778        $17,551,768                    $67,405,060           $55,141,274
                                                  ==========         ==========                     ==========            ==========


                                                     WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT
Operations:                                           1998               1997                          1998                  1997
                                                      ----               ----                          ----                  ----
  Net investment income (loss)                      $71,904           $124,518                       $107,438             $(441,903)
  Net realized gain (loss) on
   security transactions                               2,512            (14,843)                        50,371                22,348
  Net change in unrealized appreciation
   or depreciation on investments                    121,610           (395,717)                     9,891,040             5,960,197
                                                  ----------         ----------                     ----------            ----------
    Change in net assets from operations             196,026           (286,042)                    10,048,849             5,540,642
                                                  ----------         ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                      6,927,453         15,607,791                     33,643,858            50,764,584
  Cost of units repurchased                      (7,725,808)       (13,378,076)                   (22,654,933)          (27,459,730)
  Actuarial adjustments for mortality
   experience on annuities in payment period              --                 --                          1,366                    --
  Annuity benefit payments                                --                 --                           (636)                (187)
                                                  ----------         ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                               (798,355)         2,229,715                     10,989,655            23,304,667
                                                  ----------         ----------                     ----------            ----------
Increase (decrease) in net assets                   (602,329)         1,943,673                     21,038,504            28,845,309
Net assets:
  Beginning of period                             13,914,540         11,970,867                     45,478,046            16,632,737
                                                  ----------         ----------                     ----------            ----------
  End of period                                  $13,312,211        $13,914,540                    $66,516,550           $45,478,046
                                                  ==========         ==========                     ==========            ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
       Six Months Ended June 30, 1998 and the Year Ended December 31, 1997
                                   (Unaudited)

                                                       HIGH INCOME SUBACCOUNT                          DEVELOPING MARKETS SUBACCOUNT
Operations:                                           1998                1997*                         1998                  1997*
                                                      ----                -----                         ----                  -----
  Net investment income (loss)                      $753,672           $342,331                        $54,806             $(18,284)
  Net realized gain (loss) on
   security transactions                                  25                 52                        (45,521)             (20,944)
  Net change in unrealized appreciation
   or depreciation on investments                    (73,067)           103,771                     (1,052,442)          (1,147,882)
                                                  ----------          ---------                      ---------            ---------
    Change in net assets from operations             680,630            446,154                     (1,043,157)          (1,187,110)
                                                  ----------          ---------                      ---------            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                    18,170,311         14,947,080                      2,844,738            4,966,376
  Cost of units repurchased                       (4,502,782)        (1,822,151)                    (1,228,584)            (731,585)
  Actuarial adjustments for mortality
   experience on annuities in payment period             369                 --                             --                    --
  Annuity benefit payments                              (247)                --                             --                    --
                                                  ----------          ---------                      ---------             ---------
   Change in net assets from capital
    unit transactions                             13,667,651         13,124,929                      1,616,154             4,234,791
                                                  ----------          ---------                      ---------             ---------
  Increase (decrease) in net assets               14,348,281         13,571,083                        572,997             3,047,681
Net assets:
  Beginning of period                            13,571,083                 --                       3,047,681                    --
                                                  ----------          ---------                      ---------             ---------
  End of period                                  $27,919,364        $13,571,083                     $3,620,678            $3,047,681
                                                  ==========          =========                      =========             =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1997 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has five funds available as investment options under the Contracts, The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by CUNA Mutual Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by CUNA Mutual Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 1998, was as follows:

     Capital Appreciation Stock Fund................................$25,269,368
     Growth and Income Stock Fund................................... 58,470,024
     Balanced Fund.................................................. 49,842,246
     Bond Fund......................................................  9,354,052
     Money Market Fund.............................................. 17,057,895
     International Stock Portfolio..................................  5,454,291
     World Governments Series.......................................    663,769
     Emerging Growth................................................ 11,551,502
     High Income Fund............................................... 14,506,799
     Developing Markets Fund........................................  1,809,804
                                                                    -----------
                                                                   $193,979,750
                                                                    ===========

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 1997 and for the six-month period ended June 30, 1998, were as follows:

                                                         Capital
                                                      Appreciation     Growth and                                        Money
                                                          Stock       Income Stock       Balanced         Bond          Market
                                                       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
     Units for contracts in accumulation period:
     Units outstanding at December 31, 1996            4,495,720        8,541,383       7,783,833      1,686,539       1,492,704
     Units sold                                        6,013,456       11,114,621       9,579,893      2,687,144       8,313,505
     Units repurchased                                (3,776,703)      (5,479,461)     (5,056,104)    (1,647,913)     (8,254,380)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1997            6,732,473       14,176,543      12,307,622      2,725,770       1,551,829
     Units sold                                        3,464,401        6,234,570       6,523,411      1,785,714       3,909,063
     Units repurchased                                (2,322,590)      (3,576,291)     (3,468,448)    (1,081,831)     (3,887,798)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at June 30, 1998                7,874,284       16,834,822      15,362,585      3,429,653       1,573,094
                                                       =========        =========       =========      =========       =========

     Units for annuitizeed contracts:
     Units outstanding at December 31, 1996                   --               --              --             --              --
     Units sold                                              257            9,730           3,497             --              --
     Units repurchased                                        (9)            (391)           (103)            --              --
     Units outstanding at December 31, 1997                  248            9,339           3,394             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Units sold                                              823            2,156           2,805             --             846
     Units repurchased                                       (21)            (533)           (245)            --             (16)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at June 30, 1998                    1,050           10,962           5,954             --             830
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding June 30, 1998             7,875,334       16,845,784      15,368,539      3,429,653       1,573,924
                                                       =========        =========       =========      =========       =========



                                                      International       World          Emerging         High        Developing
                                                          Stock        Governments        Growth         Income         Markets
                                                       Subaccount      Subaccount       Subaccount     Subaccount*    Subaccount*
Accumulation units outstanding at December 31, 1996    2,683,277        1,033,483       1,650,627             --              --
Accumulation units sold                                5,006,978        1,384,847       4,521,335      1,403,639         547,590
Accumulation units repurchased                        (3,316,780)      (1,186,204)     (2,419,917)      (168,771)        (88,863)
                                                       ---------        ---------       ---------       --------         -------
Accumulation units outstanding at December 31, 1997    4,373,475        1,232,126       3,752,045      1,234,868         458,727
Accumulation units sold                                2,561,783          607,914       2,450,161      1,604,547         452,423
Accumulation units repurchased                        (2,204,271)        (678,049)     (1,657,060)      (399,104)       (193,442)
                                                       ---------        ---------       ---------       --------         -------
Accumulation units outstanding at June 30, 1998        4,730,987        1,161,991       4,545,146      2,440,311         717,708
                                                       =========        =========       =========       ========         =======
Units for annuitizeed contracts:
Units outstanding at December 31, 1996                        --               --              --             --              --
Units sold                                                    --               --           1,507             --              --
Units repurchased                                             --               --             (16)            --              --
                                                       ---------        ---------       ---------      ---------       ---------
Units outstanding at December 31, 1997                        --               --           1,491             --              --
                                                       ---------        ---------       ---------      ---------       ---------
Units sold                                                 1,061               --             110          1,332              --
Units repurchased                                           (17)              --             (46)           (22)             --
                                                       ---------        ---------       ---------      ---------       ---------
Units outstanding at June 30, 1998                         1,044               --           1,555          1,310              --
                                                       ---------        ---------       ---------      ---------       ---------

Total units outstanding June 30, 1998                  4,732,031        1,161,991       4,546,701      2,441,621         717,708
                                                       =========        =========       =========      =========       =========


*The data is for period beginning May 1, 1997 (date of initial activity).



(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                     Capital Appreciation         Growth and Income           Balanced                   Bond
                                       Stock Subaccount           Stock Subaccount           Subaccount               Subaccount

     Accumulation unit value:        1998         1997           1998        1997         1998       1997         1998        1997
                                     ----         ----           ----        ----         ----        ----         ----       ----

  Beginning of period               $20.05       $15.45        $19.91       $15.36       $15.02      $13.03       $12.21     $11.52

  End of period                      22.65        20.05         22.20        19.91        16.05       15.02        12.53      12.21

Percentage increase in
  unit value during  period         12.97%       29.77%        11.50%       29.62%        6.86%      15.27%        2.62%      5.99%

Number of units outstanding
  at end of period               7,875,334    6,732,473    16,845,784   14,176,543   15,368,539   12,307,622   3,429,653   2,725,770


                                       Money Market                International          World Governments         Emerging Growth
                                        Subaccount               Stock Subaccount            Subaccount               Subaccount

Accumulation unit value:              1998         1997          1998         1997         1998        1997         1998       1997
                                      ----         ----          ----         ----         ----        ----         ----       ----

  Beginning of period               $11.31       $10.91        $12.61       $12.40       $11.29      $11.58       $12.12     $10.08

  End of period                      11.52        11.31         14.24        12.61        11.46       11.29        14.63      12.12

Percentage increase in
  unit value during  period          1.86%        3.67%        12.93%        1.69%        1.51%     (2.50%)       20.71%     20.24%

Number of units outstanding
  at end of period               1,573,924    1,551,829     4,732,031    4,373,475    1,161,991   1,232,126    4,546,701  3,752,045






                                          High Income         Developing Markets
                                          Subaccount           Stock Subaccount

Accumulation unit value:                1998         1997*       1998      1997*
                                        ----         -----       ----      -----

  Beginning of period                 $10.99      $10.00        $6.64     $10.00

  End of period                        11.43       10.99         6.64       6.64

Percentage increase in
  unit value during  period            4.00%        9.9%        0.00%    (33.6%)

Number of units outstanding
  at end of period                 2,441,621   1,234,868      717,708    458,727

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended June 30, 1998, was 3.7% and the "effective yield" for that period was 3.8%.

*1997 data is for the eight-month period ended December 31, 1997.
